Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 2,315,654	$ 2,460,930
Equity securities available for sale, cost (in dollars)	$ 94,467	$ 76,808
Common stock, average par value (in dollars per share)	$ 0.32	$ 0.32
Common stock, shares authorized	23,083,000	23,083,000
Common stock, shares issued	2,613,241	2,613,241
Common stock, shares outstanding	2,613,241	2,613,241